Inventories - Inventories, Net of Reserve (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 132	$ 125
Work-in-process	1,005	787
Finished products	425	423
Total	$ 1,562	$ 1,335